Share based compensation - Number of shares warrants give right to for Plan 2020 (Details) - 2020 plan		12 Months Ended
	Feb. 21, 2020 shares	Dec. 31, 2025 shares € / shares	Dec. 31, 2024 shares
Disclosure of terms and conditions of share based payment arrangement
Number of warrant expired.		30,000	47,600
Outstanding at January 1		30,000	410,500
Forfeited			(330,500)
Exercised		(30,000)	(2,400)
Expired		(30,000)	(47,600)
Outstanding as at December 31		0	30,000
Exercisable as at December 31		0	30,000
Maximum Number Of Warrants Approved For Issuance	550,000
Number Of Common Share Per Warrant	1
Maximum Number Of Common Share Available For Issue	550,000
Maximum Number Of Warrant Holders		150
Percentage Of Warrant Vesting At Grant Date		34
Percentage Of Warrant Vesting At First Anniversary Of Grant Date		33
Percentage Of Warrant Vesting At Second Anniversary Of Grant Date		33
Exercise Price Per Warrant | € / shares		€ 11.94
Warrant Maximum Term		10 years